Long-Term Loans, Net of Current Maturities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017
Long-Term Loans, Net of Current Maturities (Textual)
Long term loans	$ 2,334	$ 3,028
Number of installments	6 years
Loan payable to bank			$ 2,976
Loan term, Description	The Company and our Israeli subsidiaries, owned now or in the future. As of December 31, 2018, the Company met the covenants set forth in the agreement. The loans will be paid in monthly equal installments for a period of 6 years.